RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)									3 Months Ended		6 Months Ended		12 Months Ended
	May 14, 2026	May 06, 2026	Nov. 17, 2025	Oct. 06, 2025	Aug. 11, 2025	Jun. 30, 2025	Apr. 17, 2025	Feb. 28, 2025	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Mar. 31, 2022
Related Party Transaction [Line Items]
Incurred costs									$ 1,574,560	$ 2,177,269	$ 5,010,244	$ 3,724,134	$ 7,010,223	$ 2,987,852
Outstanding payable													58,231,865	20,364,663
Construction in progress									$ 379,991,332		$ 379,991,332		$ 362,667,293	$ 324,224,632
Shares issued upon note conversion	2,033,621
Common Stock, Par or Stated Value Per Share									$ 0.0001		$ 0.0001		$ 0.0001	$ 0.0001
Fair value adjustment related to promissory note									$ 1,747,324	(206,166,000)	$ 6,311,824	(206,166,000)	$ (209,916,200)
Accrued interest									40,183,110		40,183,110		29,030,990
Loss on fair value derivative				$ 187,396
Loss of fair value on derivatives												$ (16,058,628)	$ (14,839,243)
Convertible notes payable									$ 45,000		$ 45,000
Convertible notes payable								$ 100,000,000
Conversion price	$ 0.451												$ 10
Convertible issued										$ 100,000,000			$ 100,000,000
Debt conversion, description													The provisions of the notes, call for the conversion of the notes to shares at a discount to the 5-day VWAP (volume weighted average price) of shares upon issuance. As a result, the Company recorded the fair value for this conversion feature (a derivative) of $187,396 and $247,386 for the $2,000,000 and $4,000,000 notes, respectively.
Number of new share of common stock								10,000,000
Related Party [Member]
Related Party Transaction [Line Items]
Shares issued upon note conversion								10,000,000
Convertible notes payable								$ 100,000,000
Conversion price									$ 10		$ 10
GL [Member]
Related Party Transaction [Line Items]
Fair value adjustment related to promissory note													$ (240,000)	(0)
XCF and GL [Member]
Related Party Transaction [Line Items]
Loans payable									$ 356,426		$ 356,426		356,426
Fair value adjustment related to promissory note													$ 300,000	0
Principal amount							$ 2,500,000
Net proceeds from convertible debt							$ 300,000
Debt instrument description							(i) 10 business days from the date of Legacy XCF entering into any transaction or series of related transactions, including any equity or debt financing, that results in gross proceeds to the Company of at least $15,000,000 and that directly or indirectly results in the Company’s refinancing, repayment, or restructuring of any portion of its secured debt obligations (“Qualified Financing Event”), unless extended in writing by mutual consent of Legacy XCF and GL or (ii) an event of default (as specified in the promissory note)
Stock issued during period shares acquisitions							3,431,096
Issuance of debt							$ 40,531,000
Interest rate											10.00%		10.00%
Accrued interest									$ 95,014		$ 95,014		$ 77,340
EEME Energy SPVILLC [Member]
Related Party Transaction [Line Items]
Convertible notes payable			$ 1,200,000
Accrued interest			13.30%
EEME Energy SPVILLC [Member] | Convertible Note Purchase Agreement [Member]
Related Party Transaction [Line Items]
Fair value adjustment related to promissory note													25,291
Debt instrument description						The Company may sell additional notes to EEME Energy, provided that the aggregate amount does not exceed $7,500,000, and the convertible notes can only be issued for up to one year from the Initial Closing. In connection with the execution of the note purchase agreement, the Company agreed to pay 750,000 shares of the Company’s Class A common stock as an arrangement fee and 200,000 of the Company’s Class A common stock as an advisory fee, which is payable at the Initial Closing (collectively, the “Fee Shares to related party”). At issuance the Company recorded $1,425,000 in expenses for the Fee Shares to related party. This expense was recorded in general and administrative expenses in the consolidated statements of operations. EEME Energy has elected to convert an aggregate of $6,000,000 of the Convertible Promissory Note (including any interest accrued thereon) into shares of Class A common stock of New XCF. The Company has elected the fair value option for valuing this note payable to related party (the “EMEE Energy Note”).
Convertible note issued					$ 4,000,000	$ 2,000,000
Convertible percentage						13.30%				13.30%		13.30%
Fair value													$ 6,276,423
Convertible issued						$ 2,000,000
Additional convertible note						4,000,000
EEME Energy SPVILLC [Member] | Convertible Note Purchase Agreement [Member] | Note One [Member]
Related Party Transaction [Line Items]
Loss on fair value derivative						187,396				$ 187,396		$ 187,396
Loss of fair value on derivatives				187,396
EEME Energy SPVILLC [Member] | Convertible Note Purchase Agreement [Member] | Note Two [Member]
Related Party Transaction [Line Items]
Loss on fair value derivative						$ 247,386				$ 247,386		247,386
Loss of fair value on derivatives				$ 247,386
Common Class A [Member]
Related Party Transaction [Line Items]
Common Stock, Par or Stated Value Per Share		$ 0.0001							$ 0.0001		$ 0.0001		$ 0.0001
Common Class A [Member] | XCF and GL [Member]
Related Party Transaction [Line Items]
Shares issued upon note conversion			8,656,245
Stock issued during period shares			8,656,245
Randy Soule [Member]
Related Party Transaction [Line Items]
Ownership percentage									100.00%		100.00%		100.00%
Encore DEC LLC [Member]
Related Party Transaction [Line Items]
Ownership percentage																100.00%
Incurred costs											$ 0	$ 1,115,400	$ 0	0
Expenses paid									$ 0				142,000	51,732
Outstanding payable		$ 16,701,982											16,701,982	38,932,248
Construction in progress									103,473,847		103,473,847		103,473,847	96,412,822
Encore DEC LLC [Member] | Common Class A [Member]
Related Party Transaction [Line Items]
Shares issued upon note conversion		37,033,385
Common Stock, Par or Stated Value Per Share		$ 0.0001
Randy Soule [Member]
Related Party Transaction [Line Items]
Other receviables									$ 728,218		$ 728,218		728,218
GL [Member]
Related Party Transaction [Line Items]
Loans payable			$ 1,200,000					$ 1,200,000							$ 2,350,000
Debt instrument, maturity date range, start															Aug. 14, 2023
Debt instrument, maturity date range, end															Nov. 20, 2023
Balance due for this loan			$ 2,350,000										2,350,000	$ 2,350,000
Loan payable bears interest amount													$ 240,000